Fair Value Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Fair Value Information
39.	FAIR VALUE INFORMATION

The fair value measurement guidance establishes a framework for measuring fair value and expands disclosure about fair value measurements.  The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value.  These levels are:

Level 1 fair value measurements:  These measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements:  These measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 fair value measurements:  These measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

a.	Financial instruments that are not measured at fair value but for which fair value is disclosed

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated.

	December 31, 2020		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial liabilities
Financial liabilities measured at amortized cost
Bonds payable	$19,980	$20,078	$26,977	$27,082

The fair value of bonds payable is measured using Level 2 inputs.  The valuation of fair value is based on the quoted market prices provided by third party pricing services.

b.	Financial instruments that are measured at fair value on a recurring basis

December 31, 2020

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$2	$—	$2
Listed stocks	8	—	—	8
Non-listed stocks	—	—	677	677
	$8	$2	$677	$687
Hedging financial assets	$—	$2	$—	$2
Financial assets at FVOCI
Listed stocks	$2,754	$—	$—	$2,754
Non-listed stocks	—	—	4,439	4,439
	$2,754	$—	$4,439	$7,193
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—

December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Listed stocks	$3	$—	$—	$3
Non-listed stocks	—	—	885	885
Limited partnership	—	—	24	24
	$3	$—	$909	$912
Financial assets at FVOCI
Listed stocks	$459	$—	$—	$459
Non-listed stocks	—	—	3,157	3,157
	$459	$—	$3,157	$3,616
Financial liabilities at FVTPL
Derivatives	$—	$6	$—	$6
Hedging financial liabilities	$—	$8	$—	$8

There were no transfers between Levels 1 and 2 for the years ended December 31, 2019, 2020 and 2021.

The reconciliations for financial assets measured at Level 3 were listed below:

2019

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2019	$517	$4,033	$4,550
Acquisition	300	—	300
Recognized in profit or loss under “Other gains and losses”	(39)	—	(39)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	676	676
Proceed from return of investments	—	(9)	(9)
Balance at December 31, 2019	$778	$4,700	$5,478
Unrealized loss in 2019	$(39)

2020

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2020	$778	$4,700	$5,478
Reclassified from investments accounted for using equity method	—	2	2
Recognized in profit or loss under “Other gains and losses”	(101)	—	(101)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(263)	(263)
Balance at December 31, 2020	$677	$4,439	$5,116
Unrealized loss in 2020	$(101)

2021

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2021	$677	$4,439	$5,116
Acquisition	25	81	106
Disposal	—	(5)	(5)
Reclassified to investments accounted for using equity method	—	(64)	(64)
Recognized in profit or loss under “Other gains and losses”	251	—	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(1,294)	(1,294)
Proceeds from return of capital due to capital reduction from investees	(44)	—	(44)
Balance at December 31, 2021	$909	$3,157	$4,066
Unrealized gain in 2021	$232

The fair values of financial assets and financial liabilities of Level 2 are determined as follows:

1)	The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices.
2)

For derivatives, fair values are estimated using discounted cash flow model.  Future cash flows are estimated based on observable inputs including forward exchange rates at the end of the reporting periods and the forward and spot exchange rates stated in the contracts, discounted at a rate that reflects the credit risk of various counterparties.

The fair values of non-listed domestic and foreign equity investments were Level 3 financial assets and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active markets, using the income approach, in which the discounted cash flow is used to capture the present value of the expected future economic benefits to be derived from the ownership of these investees, or using assets approach.  The Company originally used the market approach to measure the fair value of its investment in Taipei Financial Center Corp.; however, as the stock market was impacted by COVID-19 pandemic, the multiples of the referenced companies were changed significantly.  With continuing impact of COVID-19 pandemic, the Company evaluated that the income approach, instead of the former market approach, would better reflect the future cash flows of Taipei Financial Center Corp.  Therefore, the Company changed its valuation technique to the income approach starting from the second quarter of 2021.  The significant unobservable inputs used were listed in the below table.  An increase in growth rate of long-term revenue, a decrease in discount for the lack of marketability or noncontrolling interests discount, or a decrease in the weighted average cost of capital (“WACC”) would result in increases in the fair values.

	December 31
	2020	2021
Discount for lack of marketability	14.73%-20.00%	16.05%-20.00%
Noncontrolling interests discount	17.29%-25.00%	17.29%-25.00%
Growth rate of long-term revenue	—	0.19%
WACC	—	8.50%

If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair values of equity investments would increase (decrease) as below table.

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(320)	$(32)
5% decrease	$320	$32
Noncontrolling interests discount
5% increase	$(47)	$(19)
5% decrease	$47	$19
Long-term revenue growth rates
0.1% increase	$—	$25
0.1% decrease	$—	$(25)
WACC
1% increase	$—	$(288)
1% decrease	$—	$350